Share Capital and Reserves - Schedule of Composition of Share Capital (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Schedule of Composition of Share Capital [Abstract]
Authorized	500,000,000,000	500,000,000,000
Issued and outstanding	101,814,335,346	10,255,904,346